Intangible Assets and Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2018						2017
			Accumulated						Accumulated
Changes	Cost		amortization		Carrying Value		Cost		amortization		Carrying Value
Intangible assets and goodwill with indefinite useful lives
Trademarks	Ps.	479,409	Ps.	—	Ps.	479,409	Ps.	615,147	Ps.	—	Ps.	615,147
Concessions		15,166,067		—		15,166,067		15,166,067		—		15,166,067
Goodwill		14,113,626		—		14,113,626		14,112,626		—		14,112,626
		29,759,102		—		29,759,102		29,893,840		—		29,893,840
Intangible assets with finite useful lives
Trademarks		1,891,306		(1,569,786)		321,520		1,891,306		(1,096,959)		794,347
Concessions		553,505		(221,402)		332,103		553,505		(110,701)		442,804
Licenses		9,065,582		(5,934,647)		3,130,935		7,470,669		(4,672,961)		2,797,708
Subscriber lists		8,785,423		(6,108,251)		2,677,172		6,203,875		(5,404,722)		799,153
Payments for renewal of concessions		5,993,891		(15,454)		5,978,437		244,692		(7,703)		236,989
Other intangible assets		4,099,750		(3,235,503)		864,247		3,696,000		(2,774,407)		921,593
		30,389,457		(17,085,043)		13,304,414		20,060,047		(14,067,453)		5,992,594
	Ps.	60,148,559	Ps.	(17,085,043)	Ps.	43,063,516	Ps.	49,953,887	Ps.	(14,067,453)	Ps.	35,886,434

Schedule of changes in net carrying amount of goodwill, indefinite-lived trademarks and concessions

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2018		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2018
Goodwill:
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable		13,793,684		1,000		—		—		—		—		13,794,684
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,112,626	Ps.	1,000	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,113,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses		246,544		—		—		12		(135,750)		—		110,806
	Ps.	615,147	Ps.	—	Ps.	—	Ps.	12	Ps.	(135,750)	Ps.	—	Ps.	479,409

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2017		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2017
Goodwill:
Content	Ps.	241,973	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	241,973
Cable		13,793,684		—		—		—		—		—		13,793,684
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,112,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,112,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses		407,669		—		(71,157)		(371)		(89,597)		—		246,544
	Ps.	776,272	Ps.	—	Ps.	(71,157)	Ps.	(371)	Ps.	(89,597)	Ps.	—	Ps.	615,147

Indefinite-lived concessions (see Note 3):
Content	Ps.	553,505	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	—
Cable		15,070,025		—		—		—		—		—		15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,719,572	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(553,505)	Ps.	15,166,067

Schedule of fair value calculations of goodwill and intangible assets

	Other Businesses		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	1.00%	5.90%	3.50%	3.50%
Discount rate	14.30%	14.60%	11.00%	11.50%

The key assumptions used for fair value calculations of goodwill and intangible assets in 2017, were as follows (see Note 14):

	Other Businesses		Cable
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	2.30%	3.70%	2.40%	2.40%
Discount rate	12.30%	14.80%	10.00%	12.50%

Schedule of intangible assets amortization expense

	Year ended
	December 31,
2019	Ps.	110,701
2020		110,701
2021		110,701

Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2018
									Payments for		Other
							Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Licenses		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	1,891,306	Ps.	553,505	Ps.	7,470,669	Ps.	6,203,875	Ps.	244,692	Ps.	3,696,000	Ps.	20,060,047
Additions		—		—		1,597,749		—		5,754,543		428,448		7,780,740
Acquisition of Axtel		—		—		—		2,581,713		—		—		2,581,713
Retirements		—		—		(2,625)		—		(5,344)		(24,563)		(32,532)
Effect of translation		—		—		(211)		(165)		—		(135)		(511)
Balance at end of period		1,891,306		553,505		9,065,582		8,785,423		5,993,891		4,099,750		30,389,457
Amortization:
Balance at beginning of period		(1,096,959)		(110,701)		(4,672,961)		(5,404,722)		(7,703)		(2,774,407)		(14,067,453)
Amortization of the year		(472,827)		(110,701)		(1,264,172)		(703,694)		(8,140)		(40,125)		(2,599,659)
Other amortization of the year (1)		—		—		—		—		—		(444,679)		(444,679)
Retirements		—		—		2,320		—		389		23,365		26,074
Effect of translation		—		—		166		165		—		343		674
Balance at end of period		(1,569,786)		(221,402)		(5,934,647)		(6,108,251)		(15,454)		(3,235,503)		(17,085,043)
	Ps.	321,520	Ps.	332,103	Ps.	3,130,935	Ps.	2,677,172	Ps.	5,978,437	Ps.	864,247	Ps.	13,304,414

	2017
									Payments for		Other
							Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Licenses		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	1,891,306	Ps.	—	Ps.	6,504,450	Ps.	6,207,195	Ps.	111,636	Ps.	3,557,864	Ps.	18,272,451
Additions		—		—		1,222,802		—		133,056		425,710		1,781,568
Retirements		—		—		(257,513)		—		—		(274,815)		(532,328)
Transfers and reclassifications		—		553,505		—		—		—		—		553,505
Effect of translation		—		—		930		(3,320)		—		(12,759)		(15,149)
Balance at end of period		1,891,306		553,505		7,470,669		6,203,875		244,692		3,696,000		20,060,047
Amortization:
Balance at beginning of period		(624,132)		—		(3,799,002)		(4,481,366)		(1,413)		(2,240,237)		(11,146,150)
Amortization of the year		(472,827)		(110,701)		(1,116,080)		(926,676)		(7,879)		(30,077)		(2,664,240)
Other amortization of the year (1)		—		—		—		—		—		(504,674)		(504,674)
Retirements		—		—		236,111		—		—		3,351		239,462
Reclassifications		—		—		4,673		—		1,589		(6,262)		—
Effect of translation		—		—		1,337		3,320		—		3,492		8,149
Balance at end of period		(1,096,959)		(110,701)		(4,672,961)		(5,404,722)		(7,703)		(2,774,407)		(14,067,453)
	Ps.	794,347	Ps.	442,804	Ps.	2,797,708	Ps.	799,153	Ps.	236,989	Ps.	921,593	Ps.	5,992,594
(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of sales.

Intangible Assets with Indefinite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2018
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	615,147	Ps.	15,166,067	Ps.	14,112,626	Ps.	29,893,840
Additions		—		—		1,000		1,000
Impairment adjustments		(135,750)		—		—		(135,750)
Effect of translation		12		—		—		12
Balance at end of period	Ps.	479,409	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,759,102

	2017
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	776,272	Ps.	15,719,572	Ps.	14,112,626	Ps.	30,608,470
Retirements		(71,157)		—		—		(71,157)
Impairment adjustments		(89,597)		—		—		(89,597)
Transfers and reclassifications		—		(553,505)		—		(553,505)
Effect of translation		(371)		—		—		(371)
Balance at end of period	Ps.	615,147	Ps.	15,166,067	Ps.	14,112,626	Ps.	29,893,840